Personnel expenses	12 Months Ended
Dec. 31, 2022
Personnel expenses
Personnel expenses

42. Personnel expenses

a)   Breakdown

The breakdown of Personnel expenses is as follows:

	2020	2021	2022

Wages and salaries	7,838	8,307	9,164
Social security costs	1,494	1,703	2,010
Service expense related to defined contribution pension plan (Note 24)	488	483	555
Service expense related to defined benefit pension plan	194	260	221
Share-based payments	226	54	305
Bonus and benefits granted to employees	3,052	4,111	4,983
Other staff costs	1,584	1,567	1,677
	14,876	16,485	18,915

b)   Share-based payments

Banco Santander (Spain) approved an internal policy, among the main benefits are the following:

-	a portion of the variable annual compensation of eligible employees is deferred for a period between four to five years, with a fourth or fifth part granted each year,
-	deferred and non-deferred portions are payables with shares and cash in equal parts,
-	once the shares have been delivered to the employees, they must keep them for at least one year.

Prior to the 2021 exchange offer mentioned in Note 3, the Bank issued its own shares to compensate eligible employees for the portion payable in shares and classified this portion of the plan as an equity-settled plan.  As a consequence of the 2021 exchange offer, the share-based payment plan was modified.  The modification requires the Bank to acquire Banco Santander’s (Spain) shares to compensate eligible employees; accordingly, the share-based payment portion of the plan is now classified as a cash-settled plan.

The Board of Directors is responsible for determining the specific amount of deferred compensation to be paid each year. If the objectives are achieved on each anniversary, the beneficiaries will receive cash and shares of Banco Santander (Spain) in fourths or fifths, as applicable, within thirty days after the first, second, third and, if applicable, fourth and fifth anniversary.

At the end of the 2021 exchange offer, 264 million pesos were reclassified from Accumulated reserves within Shareholders’ equity to Other liabilities in the consolidated balance sheet. As of December 31, 2022, the plan has 2,004,800 shares committed of Banco Santander (Spain).

During 2021 and 2022, the Bank recognized compensation expense relating to the share-based payment portion of the plan in the consolidated income statement for an amount of 54 million pesos and 305 million pesos, respectively.

c)   Bonus payment policies

As a result of an internal policy of Banco Santander (Spain), a portion of the annual variable remuneration plan for the Identified Staff is deferred for a period of three or five years, with one-third or one-fifth vesting each year.

Both the deferred and non-deferred portions are paid equally in cash and in shares for the corresponding payment periods. Once delivered, beneficiaries are obligated to keep the shares for a one-year period. Consistent with the share-based payments plan above, subsequent to the 2021 exchange offer mentioned in Note 3, the Bank is required to acquire Banco Santander’s (Spain) shares to compensate the Identified Staff.

In 2020, 2021 and 2022, the Bank recognized the bonus of the Identified Staff in the consolidated income statement for an amount of 294 million pesos, 448 million pesos and 862 million pesos, respectively.

The bonus of the Identified Staff for financial years 2020, 2021 and 2022 are paid according to the following percentages, depending on the time of payment and on the group to which the beneficiary belongs (the “Immediate Payment Percentage” to identify the portion for which payment is not deferred and the “Deferred Percentage” to identify the portion for which payment is deferred):

Beneficiaries	Immediate Payment
(Millions of Euros)	Percentage	Deferred Percentage	Deferred period

Members of the Identified Staff with total variable remuneration ≥ 2.7	40%	60%	5 years
Members of the Identified Staff with total variable remuneration ≥ 1.7 (< 2.7)	50%	50%	5 years
Other beneficiaries	60%	40%	4 years

Taking the foregoing into account, the bonus for financial years 2020, 2021 and 2022 of the Identified Staff are paid as follows:

●	Each beneficiary will receive in 2020, 2021 and 2022, depending on the group to which such beneficiary belongs, the Immediate Payment Percentage at the Initial Date applicable in each case, in halves and net of income tax (or withholdings), in cash and in shares (the “Initial Date”, meaning the specific date on which the Immediate Payment Percentage is paid).
●	Payment of the Deferred Percentage of the bonus applicable in each case depending on the group to which the beneficiary belongs will be deferred over a period of three or five years and will be paid in thirds or fifths, as applicable, within thirty days of the anniversaries of the Initial Date, provided that the conditions described below are met.
●	After deduction of any income taxes (or withholdings) applicable at any time, the net amount of the deferred portion will be paid in thirds or fifths, 50% in cash and the other 50% in shares.
●	The beneficiaries receiving shares may not transfer them or hedge them directly or indirectly for one year as from each delivery of shares.

In 2020, 2021 and 2022, the accrual of deferred remuneration is conditioned, in addition to the continued employment of the beneficiary in the Bank, to no assumptions in which there is a poor performance of the Bank as a whole or of a specific division or area of the Bank or of the exposures generated by the personnel, and at least the following factors must be considered: (i) significant failures in risk management committed by the Bank, or by a business unit or risk control unit; (ii) the increase suffered by the Bank or by a business unit of its capital needs, not foreseen at the time of generation of the exposures; (iii) regulatory sanctions or court rulings for events that could be attributable to the Bank or the personnel responsible for those. Also, the breach of internal codes of conduct of the Bank; and (iv) irregular behaviors, whether individual or collective, considering in particular the negative effects derived from the marketing of inappropriate products and the responsibilities of persons or bodies that made those decisions.

If the abovementioned requirements are met on each delivery date, the bonus beneficiaries shall receive cash and shares, in thirds or fifths, as applicable, within thirty days of the first, second, third and, if applicable, fourth and fifth anniversary.